State Street SPDR FactSet Innovative Technology ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FactSet Innovative Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.94%		(3.37%)					14.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	15.77%	14.82%
State Street SPDR FactSet Innovative Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.41%		(3.65%)					14.22%
Performance Inception Date	Jan. 13, 2016
State Street SPDR FactSet Innovative Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.41%		(3.66%)					14.00%
State Street SPDR FactSet Innovative Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.43%		(2.74%)					11.89%